Investment Securities, Available-for-sale Securities, Gross Unrealized Loss Position (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	$ 778,568	$ 204,463
12 months or more - Fair Value	54,835	0
Total - Fair Value	833,403	204,463
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	28,184	657
12 months or more - Gross Unrealized Loss	2,350	0
Total - Gross Unrealized Loss	30,534	657
U. S. government sponsored enterprises [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	198,023	15,491
12 months or more - Fair Value	0	0
Total - Fair Value	198,023	15,491
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	1,724	10
12 months or more - Gross Unrealized Loss	0	0
Total - Gross Unrealized Loss	1,724	10
Mortgage-backed securities and collateralized mortgage obligations-residential [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	466,056	178,689
12 months or more - Fair Value	54,835	0
Total - Fair Value	520,891	178,689
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	17,698	528
12 months or more - Gross Unrealized Loss	2,350	0
Total - Gross Unrealized Loss	20,048	528
Corporate bonds [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	902	10,283
12 months or more - Fair Value	0	0
Total - Fair Value	902	10,283
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	1	119
12 months or more - Gross Unrealized Loss	0	0
Total - Gross Unrealized Loss	1	119
Small Business Administration-guaranteed participation securities [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	103,029
12 months or more - Fair Value	0
Total - Fair Value	103,029
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	8,354
12 months or more - Gross Unrealized Loss	0
Total - Gross Unrealized Loss	8,354
Mortgage-backed securities and collateralized mortgage obligations-Commercial [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	10,558
12 months or more - Fair Value	0
Total - Fair Value	10,558
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	407
12 months or more - Gross Unrealized Loss	0
Total - Gross Unrealized Loss	$ 407